Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Description of corporate information [text block]
1.	CORPORATE INFORMATION

(a)	Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”) together with its subsidiaries (the “Group” or “Consolidated”), headquartered in São Paulo - SP, Brazil, has as its purpose, either directly or through participation in other companies, the production and sale of beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, as well as the advertising of its own and of third party products, the sale of promotional and advertising materials and the direct or indirect exploitation of bars, restaurants, snack bars and similar establishments, among others.

The Company’s shares and American Depositary Receipts (“ADRs”) are listed on the Brasil, Bolsa, Balcão S.A. (“B3”) under the ticker “ABEV3” and on the New York Stock Exchange (“NYSE”) under the ticker “ABEV”, respectively.

The Company’s direct controlling shareholders are Interbrew International B.V. (“ITW International”), AmBrew S.à.r.l (“Ambrew”), both of which are subsidiaries of Anheuser-Busch InBev N.V. (“AB InBev”) and Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficência (“Fundação Zerrenner”).

The financial statements were approved, in their final form, by the Board of Directors on March 16, 2022.

(b)	Risks of climate change and the sustainability strategy

Considering the nature of the Company’s operations, there is an inherent exposure to certain risks related to climate change.

In the period ended in December 31, 2021 the management considered as main risks the points below:

(i)	Commodities prices

There is a growing concern that the currently level of carbon dioxide and other greenhouse gases in the atmosphere have adverse impacts on global temperatures, weather patterns and the frequency and severity of extreme weather and natural disasters. In the event that such climate change has a negative effect on agricultural productivity, we may be subject to decreased availability or less favorable pricing for certain agricultural commodities that are necessary for our products, such as barley, hops, sugar and corn. In addition, public expectations for reductions in greenhouse gas emissions could result in increased energy, transportation and raw material costs and may require us to make additional investments in facilities and equipment due to increased regulatory pressures. As a result, the effects of climate change could have a long-term, material adverse impact on our business and results of operations.

(ii)	Water crisis

We also face water scarcity and quality risks. The availability of clean water is a limited resource in many parts of the world, facing unprecedented challenges from climate change and the resulting change in precipitation patterns and frequency of extreme weather, overexploitation, increasing pollution, and poor water management. We have implemented an internal strategy in order to considerably reduce the use of water in our operative plants. However, as demand for water continues to increase around the world, and as water becomes scarcer and the quality of available water deteriorates, we may be affected by increasing production costs or capacity constraints, which could adversely affect our business and results of operations.

We have announced Sustainability Goals focused on smart agriculture, water stewardship, circular packaging, climate action, and entrepreneurship. If we fail to achieve these goals for any reason, there is a risk of reputational damage as well as potential litigation involving greenwashing.

(iii)	Environmental regulations

Our operations are subject to safety and environmental regulations, which could expose us to significant compliance costs and litigation relating to environmental issues.

Our operations are subject to a wide range of Brazilian federal, state and municipal safety and environmental laws and regulations related to licenses or authorizations necessary to our business, as well as use of water resources and management of solid waste and take-back scheme obligations.

Our activities require the constant obtaining and renewal of environmental permits, on which the installation and operation of the production units depend. Technical difficulties or failure to meet license renewal terms and the requirements of environmental agencies may have adverse effects on our business, as we may be subject to the imposition of successive fines, interruption of activities or the shutdown of units, as applicable (worse-case scenario). This may adversely affect our image, results of operations and financial condition. As environmental laws and their application have become increasingly stringent, our expenditures to meet environmental requirements may increase substantially in the future.

The failure to comply with these laws and regulations may result in the revocation of licenses and suspension of our activities or in the payment of environmental repair costs, which can be substantial, as well as civil, administrative and criminal liabilities.

While we have budgeted for future capital and operating expenditures to maintain compliance with environmental laws and regulations, there can be no assurance that we will not incur substantial environmental liability, or those applicable environmental laws and regulations will not change or become more stringent in the future and consequently negatively affect our results of operations.

(c)	Major corporate events in 2021, 2020 and 2019

COVID-19 impacts

The outbreak of the novel coronavirus (SARS-CoV-2 or “COVID-19”) on a global scale has increased the volatility of the national and international markets, affecting the economies of the countries in which the Company operates and, consequently, the results of its operations. The response to the COVID-19 pandemic has evolved rapidly across the globe in a fluid and uncertain manner, including voluntary and, in some cases, mandatory quarantines, restrictions on travel, commercial and social activities, and ban on the distribution, sale and consumption of alcoholic beverages in some countries where the Company operates. Many of these measures directly affected sales, distribution and final consumer demand for the Company’s products.

The impact of the pandemic on the Company’s operations and the restrictions imposed in response by national governments, especially since March 2020, have generated, significant changes in market dynamics both in the off-trade sales channel, composed of supermarkets, and in the on-trade channel, which is composed of bars and restaurants. In countries with higher levels of income, more mature beer markets and a greater weighting towards the off-trade sales channel, such as Canada, the negative impact on the sales volume has been smaller. On the other hand, in countries with lower income levels and less mature beer markets, volume has been impacted according to the market segmentation between the on-trade and off-trade channels. In those cases, the reduction in volume is higher depending on the weighting of the on-trade channel. In all the cases, the more severe the restrictions on the sale and consumption of the Company’s products, the greater the reduction in volume, which is why Bolivia and Panama were among the worst-affected countries. On the other hand, the Company observed an increase in sales related to e-commerce in all countries; although this channel represents a small portion of the Company's total volume.

During the year of 2021, the Company was more prepared to deal with the challenges of COVID-19 in comparison to the previous year. The consistency in the implementation of the Company's strategy and the relaxation of restrictions in some regions, led to a gradual increase in volumes across most of our operations, especially in Brazil, generating high volumes and strong growth of net revenue when compared to 2020 challenges and 2019, before the COVID-19 pandemic. However, there is some uncertainty regarding the duration and likelihood of further government interventions or increase in restrictions, as well as the economic effects on financial markets and exchange rates. Those impacts may result in material adverse impacts on the Company’s business, liquidity, financial condition, and the outcome of operations. However, it is continuing to manage its liquidity and capital resources in a disciplined manner. Management have concluded that there are no substantial doubts regarding the Company's ability to continue as a going concern.

As required by IAS 1 - Presentation of Financial Statements, the Company updated the analysis of the impact of COVID-19, as at December 31, 2021, which mainly involved, (i) a review of the assumptions of the annual impairment test, as described in Note 14 - Goodwill, (ii) an analysis of possible credit losses and inventory obsolescence, (iii) an analysis of the recoverability of deferred taxes, and (iv) the evaluation of the relevant estimates used for the preparation of the financial statements, among other analyses.

Any impacts arising from these analyses are reflected in the financial statements and disclosed in explanatory notes. In addition, due to the protective actions taken for its staff and the donations made by its community, the Company incurred exceptional expenses of R$134.3, at December 31, 2021, as reported in Note 8 - Exceptional items.

Share buyback program

The Board of Directors, in a meeting held on March 18, 2021, approved, pursuant to article 30, 1st Paragraph, “b”, of Law 6,404/76 and CVM Instruction 567/15, a share buyback program of shares issued by the Company (“Program”) up to the limit of 5,700,000 common shares, with the primary purpose of covering any share delivery requirements contemplated in the Company's share-based compensation plans or to be held in treasury, canceled and/or subsequently transferred. The program will be in effect until September 18, 2022, as detailed in the Notice Regarding the Negotiation of Shares Issued by the Company, together with other information, in the form of Exhibit 30-XXXVI of CVM Instruction No. 480/09 as disclosed on March 18, 2021. The Company has 4,357,308,131 outstanding shares as defined in CVM Instruction 567/15. The acquisition carried out in 2021, within the scope of this program, as per a deduction of the capital reserve account recorded in the balance sheet dated as at December 31, 2020. The transaction was be carried out, in 2021, through of the following financial institutions: UBS Brasil Corretora de Câmbio, Títulos e Valores Mobiliários S.A. and Itaú Corretora de Valores S.A..

Renegotiation of Tenedora’s shareholders agreement

The Company and E. León Jimenes, S.A. (“ELJ”), as the shareholders of Tenedora CND, S.A. (“Tenedora”), a holding company headquartered in the Dominican Republic, the owner of almost the entire share capital of Cervecería Nacional Dominicana, S.A., on July 2, 2020, signed the second amendment to Tenedora’s Shareholders Agreement (the “Shareholders Agreement”), extending their partnership in the country and postponing the terms of the put and call options defined in the original Agreement. ELJ is currently the owner of 15% of Tenedora’s shares, and its put option is now divided into two tranches: (i) Tranche A, corresponding to 12.11% of the shares, exercisable in 2022, 2023 and 2024; and (ii) Tranche B, corresponding to 2.89% of the shares, exercisable starting in 2026. The Company, on the other hand, has a call option over the Tranche A shares exercisable starting in 2021 and over the Tranche B shares to be exercised starting in 2029.

Until December 31, 2021, there were no exercises for these options. The details of the assumptions used for this option are described in Note 28 (Item IV (d)).

Distribution agreement Cervecería Chile S.A.

On August 16, 2020, Cervecería Chile S.A., a Chilean subsidiary of the Company, entered into a long-term distribution agreement with Embotelladora Andina S.A., Coca-Cola Embonor S.A. and Embotelladora Iquique S.A. (the “Distributors”), by which the Distributors were granted the right to sell and distribute certain products within the Company’s portfolio, with exclusivity in specific zones and sales channels in Chile.

Addendum to the agreement with PepsiCo Bolivia

The long-term agreement with PepsiCo, under which the Cervecería Boliviana Nacional, a subsidiary of the Company in Bolivia, has the exclusive right to produce, sell and distribute certain brands from PepsiCo’s portfolio in Bolivia, was amended on June 1, 2020, extending the agreement for a further ten years and reflecting certain changes in the trade agreement between the parties.

New acquisitions

On January 22, 2020, the company, through its subsidiary Labatt Brewing Company Limited, acquired G&W Distilling Inc., a company that produces a portfolio of ready-to-drink alcoholic beverages.

During the year of 2021, the Company made other non-material acquisitions and investments.

Exchange contracts for future financial flows - Equity Swaps

On May 13, 2020 and on December 9, 2020, the Board of Directors of Ambev approved equity-swap contracts, without impact on the liquidation, on the regulatory deadline, of the equity-swap contracts which were still in force on the date of each deliberation. The settlement of these equity-swap contracts should occur over a maximum term of 18 months from the date of approval, and such contracts may result to exposure of up to 65 million common shares (all or part of which could be in the form of ADRs), up to a value limit of R$1.0 billion, for contracts approved on May 13, 2020 and, 80 million common shares (all or part of which could be in the form of ADRs), up to a value limit of R$1.2 billion, for contracts approved on December 9, 2020. These contracts were settled during the year 2021, and on December 31, 2021, there is no balance or pending issue regarding these equity swap contracts.

Red Bull distribution contract

On November 7, 2019, the company entered into a long-term distribution agreement with Red Bull do Brasil Ltda. (“Red Bull”), whereby it was granted the exclusive right to sell and distribute certain brands of Red Bull’s portfolio through specific limited points of sale for the on-trade channel in Brazil. It also has agreements with Red Bull to distribute Red Bull’s portfolio in a few limited channels in Argentina and the Dominican Republic.

Information Released by the Press

In the third quarter of 2019, there were news reports based on alleged leaks of statements by Mr. Antonio Palocci as part of legal proceedings, to which the company subsequently had access. As previously stated in a press release dated August 9, 2019, the Company, consistently with its Code of Business Conduct and principles, remains committed to reviewing and monitoring this matter. In this regard, the Company has not identified any evidence supporting Mr. Palocci’s claims of illegal conduct by Ambev.

The Company reaffirms its commitment to conducting business in a legal and ethical manner, and states that it will continue to monitor this matter and respond as appropriate to any requests from the authorities.

Addendum to the Agreement with PepsiCo

The long-term agreement with PepsiCo, under which the Company has the exclusive right to bottle, sell and distribute certain brands from PepsiCo’s portfolio of soft drinks in Brazil, including Pepsi Cola, Gatorade, H2OH! and Lipton Iced Tea, was added to in October 2018 to reflect certain changes to the trade agreement between the parties. The new terms of the agreement were approved by CADE in December 2018 and became effective as of January 1, 2019. The agreement will be in force until December 31, 2027.